Note 7 - Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2017
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%
Income Tax Expense (Benefit), Total	$ 106	$ 163	$ 3,570
Deferred Tax Liabilities, Undistributed Foreign Earnings	0
Unrecognized Tax Benefits	3,194	3,634	1,065	$ 730
Deferred Tax Assets, Unrecognized Tax Benefit	1,348	1,391
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	1,846	2,243
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense, Total	523	315	$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 1,041	$ 518
Foreign Tax Jurisdiction [Member] | Australian Taxation Office [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent, Foreign	30.00%
Income Tax Expense (Benefit), Total	$ 0
Open Tax Year	2020 2021 2022 2023
Foreign Tax Jurisdiction [Member] | Inland Revenue, Hong Kong [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent, Foreign	16.50%
Income Tax Expense (Benefit), Total	$ 0
Foreign Tax Jurisdiction [Member] | State Administration of Taxation, China [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent, Foreign	25.00%
Effective Income Tax Rate Reconciliation, at Preferential Income Tax Rate, Percent, Foreign	15.00%
Effective Income Tax Rate Reconciliation, at Preferential Income Tax Rate, Duration, Foreign (Year)	3 years
Operating Loss Carryforwards	$ 11,721
Operating Loss Carryforwards, Term (Year)	10 years
Operating Loss Carryforwards, Subject to Expiration	$ 11,748
Open Tax Year	2018 2019 2020 2021 2022 2023
Domestic Tax Jurisdiction [Member] | Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards	$ 122,818				$ 18,347
Operating Loss Carryforwards, Term (Year)	20 years
Open Tax Year	2020 2021 2022 2023